Additional analysis of loans - Components (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Financial investments
Loans	$ 14,910.0	$ 16,583.0
Policy loans
Financial investments
Loans	6,226.0	6,121.0
Mortgage loans
Financial investments
Loans	8,277.0	10,069.0
Operating segments | US
Financial investments
Loans	12,824.0	14,611.0
Operating segments | US | Policy loans
Financial investments
Loans	4,705.0	4,707.0
Operating segments | US | Mortgage loans
Financial investments
Loans	8,119.0	9,904.0
Operating segments | US | Mortgage loans | Average
Financial investments
Loans	$ 18.6	$ 19.3
Estimated loan to value (as a percent)	55.00%	54.00%
Operating segments | US insurance operations | Mortgage loans
Financial investments
Loans with restructured contractual terms	$ 947.0	$ 0.0	$ 0.0
Impairment	$ 0.0